RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of restatement (FY) (Details) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Aug. 18, 2020	Jun. 30, 2020	Mar. 31, 2020
BALANCE SHEETS
Class A common stock subject to possible redemption		$ 230,000,000			$ 230,000,000		$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 200,000,000
Common stock					65			65		65
Additional paid-in capital									0
Accumulated deficit	$ (1,000)	(20,735,459)			(19,823,320)		(20,735,459)	(19,823,320)	(21,431,991)	(18,557,577)
Total Stockholders' Equity (Deficit)	(1,000)	(20,734,819)	$ (21,459,076)	$ (16,789,641)	(19,822,680)	$ (21,459,076)	(20,734,819)	(19,822,680)	(21,431,351)	(18,556,937)	$ 24,000	$ 24,000
STATEMENT OF CASH FLOWS
Initial classification of Class A common stock subject to possible redemption								230,000,000	230,000,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption									(25,517,456)
Accretion to common stock subject to redemption amount					25,517,456
Total Stockholders' Equity	$ (1,000)	(20,734,819)	(21,459,076)	(16,789,641)	$ (19,822,680)	(21,459,076)	(20,734,819)	$ (19,822,680)	(21,431,351)	(18,556,937)	$ 24,000	$ 24,000
Class A Common Stock
BALANCE SHEETS
Common stock		$ 65					$ 65		$ 65
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic		23,650,000			10,858,152		23,650,000	3,645,803	8,674,180
Weighted average shares outstanding, diluted	0	23,650,000			10,858,152		23,650,000	3,645,803	8,674,180
Basic net income per common share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Diluted net income per common share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Class B Common Stock
BALANCE SHEETS
Common stock		$ 575					$ 575		$ 575
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic		5,750,000			5,301,630		5,750,000	4,918,796	5,127,732
Weighted average shares outstanding, diluted	0	5,750,000			5,301,630		5,750,000	4,918,796	5,127,732
Basic net income per common share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Diluted net income per common share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
As Previously Reported
BALANCE SHEETS
Additional paid-in capital			7,089,593	2,420,210	$ 5,453,221	7,089,593		$ 5,453,221	$ 7,061,874	5,837,483
Accumulated deficit			(2,090,494)	2,578,941	(454,099)	(2,090,494)		(454,099)	(2,062,769)	(838,356)
Total Stockholders' Equity (Deficit)			5,000,004	5,000,009	5,000,010	5,000,004		5,000,010	5,000,009	5,000,003
STATEMENT OF CASH FLOWS
Initial classification of Class A common stock subject to possible redemption								204,793,060	204,793,060
Change in value of Class A common stock subject to possible redemption				4,641,710		(27,720)		384,250	(1,224,420)
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Sale of 23,000,000 Units, net of underwriting discounts								204,482,544	204,482,544
Change in value of common stock subject to possible redemption				(4,641,710)		4,669,430			1,608,670
Class A common stock subject to possible redemption								(205,177,310)	(205,177,310)
Total Stockholders' Equity			5,000,004	5,000,009	5,000,010	5,000,004		5,000,010	5,000,009	5,000,003
As Previously Reported | Class A Common Stock
BALANCE SHEETS
Common stock			$ 330	$ 283	$ 313	$ 330		$ 313	$ 329	301
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			20,821,035		18,952,768	21,926,782		18,952,768	20,323,974
Weighted average shares outstanding, diluted			20,821,035	21,693,414	18,952,768	21,926,782		18,952,768	20,323,974
As Previously Reported | Class A Common Stock Subject to Redemption [Member]
BALANCE SHEETS
Class A common stock subject to possible redemption			$ 203,540,920	$ 208,210,350	$ 205,177,310	$ 203,540,920		$ 205,177,310	$ 203,568,640	176,443,060
STATEMENT OF CASH FLOWS
Initial classification of Class A common stock subject to possible redemption								204,793,060	204,793,060
Change in value of Class A common stock subject to possible redemption								384,250	$ (1,224,420)
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption								$ (205,177,310)
As Previously Reported | Class B Common Stock
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			8,485,715	9,043,136	3,374,881	8,809,768		3,424,425	2,318,726
Weighted average shares outstanding, diluted			8,485,715		3,374,881	8,809,768		3,424,425	2,318,726
Basic net income per common share			$ (0.54)	$ 0.51					$ (0.89)
Diluted net income per common share			$ (0.54)						$ (0.89)
Adjustment
BALANCE SHEETS
Additional paid-in capital			$ (7,089,593)	$ (2,420,210)	$ (5,453,221)	$ (7,089,593)		$ (5,453,221)	$ (7,061,874)	(5,837,483)
Accumulated deficit			(19,369,222)	(19,369,222)	(19,369,221)	(19,369,222)		(19,369,221)	(19,369,222)	(17,719,221)
Total Stockholders' Equity (Deficit)			(26,459,080)	(21,789,650)	$ (24,822,690)	(26,459,080)		(24,822,690)	(26,431,360)	(23,556,940)
STATEMENTS OF OPERATIONS
Basic net income per common share					$ (0.03)
Diluted net income per common share					$ (0.03)
STATEMENT OF CASH FLOWS
Initial classification of Class A common stock subject to possible redemption								25,206,940	25,206,940
Change in value of Class A common stock subject to possible redemption				(4,641,710)		27,720		(384,250)	1,224,420
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Sale of 23,000,000 Units, net of underwriting discounts								(204,482,544)	(204,482,544)
Change in value of common stock subject to possible redemption				(4,641,710)		(4,669,430)			(1,608,670)
Class A common stock subject to possible redemption								205,177,310	205,177,310
Accretion to common stock subject to redemption amount								(25,517,456)	(25,517,456)
Total Stockholders' Equity			(26,459,080)	(21,789,650)	$ (24,822,690)	(26,459,080)		(24,822,690)	(26,431,360)	(23,556,940)
Adjustment | Class A Common Stock
BALANCE SHEETS
Common stock			$ (265)	$ (218)	$ (248)	$ (265)		$ (248)	$ (264)	(236)
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			2,828,965		(8,094,616)	1,723,218		(15,306,965)	(11,649,794)
Weighted average shares outstanding, diluted			2,828,965	1,956,586	(8,094,616)	1,723,218		(15,306,965)	(11,649,794)
Basic net income per common share			$ (0.16)		$ (0.03)			$ (0.05)	$ (0.15)
Diluted net income per common share			$ (0.16)	$ 0.16	$ (0.03)			$ (0.05)	$ (0.15)
Adjustment | Class A Common Stock Subject to Redemption [Member]
BALANCE SHEETS
Class A common stock subject to possible redemption			$ 26,459,080	$ 21,789,650	$ 24,822,690	$ 26,459,080		$ 24,822,690	$ 26,431,360	$ 23,556,940
STATEMENT OF CASH FLOWS
Initial classification of Class A common stock subject to possible redemption								25,206,940	25,206,940
Change in value of Class A common stock subject to possible redemption								(384,250)	$ 1,224,420
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption								$ 205,177,310
Adjustment | Class B Common Stock
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			(2,735,715)	(3,293,136)	(1,926,749)	(3,059,768)		1,494,371	2,809,006
Weighted average shares outstanding, diluted			(2,735,715)		(1,926,749)	(3,059,768)		1,494,371	2,809,006
Basic net income per common share			$ 0.38	$ (0.35)	$ (0.03)			$ (0.05)	$ 0.74
Diluted net income per common share			$ 0.38		$ (0.03)			$ (0.05)	$ 0.74